CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Schedule of contract liabilities
	December 31, 2024	December 31, 2023
Balance at the beginning of the year	1,720	622
Expenses (revenues) recognition in the period, net	(1,534)	819
Currency translation adjustments	-	279
Balance at the end of the year	$186	$1,720